CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities
Net income / (loss)	$ (15,317)	$ 494
Adjustments to reconcile net income / (loss) to net cash (used in) / provided by operating activities:
Depreciation and amortization expense	374	327
Stock-based compensation expense	12,746	1,374
Deferred tax (benefit) / expense	(1,241)	100
Accrued income from long-term investments	(52)	(45)
Provision for expected credit loss	1,024	1
Profit on sale of property and equipment	(1)
Sundry balances written back		(5)
Change in fair value of forward purchase agreement put option liability	(757)
Change in fair value of derivative warrant liabilities	696
Loss on issuance of shares against accounts payable	78
Unrealized exchange (gain) / loss	(18)	5
Changes in operating assets and liabilities:
Accounts receivable	104	(463)
Prepaid expenses and other current assets	(231)	(1,607)
Operating right-of-use assets	326	(1,139)
Other assets	(217)	(250)
Accounts payable	105	(639)
Accrued compensation and related benefits, current	(940)	(834)
Other current liabilities	1,617	1,147
Operating lease liabilities	(321)	1,190
Other liabilities	305	445
Net cash (used in) / provided by operating activities	(1,720)	101
Cash flows from investing activities
Acquisition of property and equipment	(370)	(258)
Sale of property and equipment	2
Issuance of loans to affiliates	(276)	(682)
Payments received for loans to affiliates	36	374
Net cash used in investing activities	(608)	(566)
Cash flows from financing activities
Net proceeds from short term borrowings	(166)	1,244
Payment of insurance financing liability	(220)
Proceeds from long-term debt	240	490
Repayment of long-term debt	(4)	(186)
Payment of finance lease obligations	(123)	(86)
Payment of deferred transaction costs	(20)	(446)
Net changes in net shareholders’ investment		(10)
Proceeds from issuance of Class A ordinary shares, net of issuance cost	4,678
Net cash provided by financing activities	4,385	1,006
Effect of exchange rate changes on cash and cash equivalents	56	(8)
Net increase in cash and cash equivalents	2,113	533
Cash and cash equivalents at the beginning of the period	2,084	1,131
Cash and cash equivalents at the end of the period	4,197	1,644
Supplemental cash flow disclosure:
Cash paid for interest	118	121
Cash paid for income taxes, net of refunds	802	185
Supplemental disclosure of non-cash investing and financing activities:
Unpaid deferred transaction costs included in accounts payable and other current liabilities	643	1,317
Equipment acquired under finance lease obligations	38	221
Property and equipment purchase included in accounts payable	$ 1	$ 37